Advances for vessels under construction and acquisition of vessels	6 Months Ended
Jun. 30, 2019
Advances for vessels under construction and acquisition of vessels [Abstract]
Advances for vessels under construction and acquisition of vessels:

6.       Advances for vessels under construction and acquisition of vessels:

Movements in the six months ended June 30, 2019 are summarized as follows:

Balance, December 31, 2018	$59,900
- Additions	65,202
- Capitalized interest	629
- Transfers to Vessel cost	(104,528)
Balance, June 30, 2019	21,203

As of June 30, 2019, the Company had one Newcastlemax dry bulk carrier vessel on order, the Star Ayesha (ex-HN 1390), which was acquired through the OCC Vessel Purchase Transaction. The Star Ayesha was constructed at Shanghai Waigaoqiao Shipbuilding Co., Ltd. (“SWS”) and delivered to the Company on July 15, 2019. The remaining contracted price plus agreed extra for the Star Ayesha, as of June 30, 2019 was $30,312 and financed via a ten-year bareboat charter with CSSC.